Changes in Product Warranty Liabilities (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Product Liability Contingency [Line Items]
Balance at beginning of year	¥ 959	¥ 85
Addition	643	928
Utilization	(620)	(61)
Foreign exchange impact	(11)	7
Balance at end of year	¥ 971	¥ 959